December 31, 2001

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, NW

Washington, D.C. 20549

Re: North American Funds Variable Product Series II

File Numbers 333-53589 and 811-08789

CIK Number 0001062374

Dear Sir or Madam:

As Counsel to North American Funds Variable Product Series II and on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the Prospectuses contained in its most recent amendment to its Form N-1A Registration Statement ("Amendment"), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

The Registrant hereby certifies that:

The form of Prospectuses that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment, and

The Amendment, which is designated as Post-Effective Amendment No. 4 under the 1933 Act and as Amendment No. 6 under the Investment Company Act of 1940, was filed electronically on December 18, 2001, effective December 28, 2001.

Sincerely,

/s/

Nori L. Gabert

Vice President and Secretary